Investment in associates - Versamet transaction - Narrative (Details) $ in Thousands, shares in Millions		9 Months Ended	12 Months Ended
	Aug. 13, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 13, 2024 $ / shares
Disclosure Of Investment In Associates [Line Items]
Shares acquired			$ 90,522
Current assets			901,789	$ 710,729
Total assets			4,813,998	4,874,619
Current liabilities			580,687	313,471
Gold revenue			1,902,030	1,934,272
Production costs			681,828	616,197
Depreciation and depletion			367,408	402,371
Stock-based compensation			24,678	20,921
Deferred income tax recovery charged to statement of operations			(2,297)	(11,336)
Net (loss) income			(626,653)	41,588
Share of net income (loss)			2,630	19,871
Versamet
Disclosure Of Investment In Associates [Line Items]
Exchange for associate's common stock (in shares)			81,000
Purchase of associates' shares (in shares) | shares	13
Share price (in CAD per share) | $ / shares					$ 0.81
Shares acquired	$ 7,500		88,933
Current assets		$ 10,000
Non-current assets		231,000
Total assets		240,000
Current liabilities		17,000
Non-current liabilities		5,000
Assets		218,000
Gold revenue		9,000
Production costs		7,000
Depreciation and depletion		1,000
Miscellaneous other operating expense		2,000
Stock-based compensation		2,000
Deferred income tax recovery charged to statement of operations		3,000
Net (loss) income		$ 5,000
Share of net income (loss)			$ (1,866)	$ 0
Versamet | Mineral Properties
Disclosure Of Investment In Associates [Line Items]
Proportion of ownership interest in associate			33.00%